Loans and ACL - Allowance for Credit Losses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses		$ 2,109		$ 777		$ (813)
Commercial: | Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		1,409		1,426		2,204
Charge-Offs		(390)		(143)		(243)
Recoveries		70		87		107
Provision for credit losses		315		39		(642)
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	0		0		0
Ending balance		1,404		1,409		1,426
Commercial: | CRE
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		224		350		573
Charge-Offs		(166)		(13)		(10)
Recoveries		3		8		6
Provision for credit losses		555		(121)		(219)
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	0		0		0
Ending balance		616		224		350
Commercial: | Commercial construction
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		46		52		81
Charge-Offs		(5)		(1)		(2)
Recoveries		3		5		4
Provision for credit losses		130		(10)		(31)
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	0		0		0
Ending balance		174		46		52
Consumer: | Residential mortgage
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		399		308		368
Charge-Offs		(10)		(9)		(23)
Recoveries		6		16		12
Provision for credit losses		(16)		84		(49)
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	(81)		0		0
Ending balance		298		399		308
Consumer: | Home equity
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		90		96		139
Charge-Offs		(10)		(13)		(16)
Recoveries		23		25		29
Provision for credit losses		(14)		(18)		(56)
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	0		0		0
Ending balance		89		90		96
Consumer: | Indirect auto
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		981		1,022		1,198
Charge-Offs		(531)		(411)		(336)
Recoveries		107		91		92
Provision for credit losses		372		279		68
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	13		0		0
Ending balance		942		981		1,022
Consumer: | Other consumer
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		770		714		783
Charge-Offs		(477)		(381)		(255)
Recoveries		78		79		74
Provision for credit losses		520		358		112
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	(1)		0		0
Ending balance		890		770		714
Consumer: | Student
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		98	[2]	117		130
Charge-Offs		(108)	[2]	(22)		(24)
Recoveries		0	[2]	1		1
Provision for credit losses		10	[2]	2		4
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	0	[2]	0		6
Ending balance		0	[2]	98	[2]	117
Credit card
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		360		350		359
Charge-Offs		(223)		(176)		(150)
Recoveries		35		34		37
Provision for credit losses		216		152		104
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	(3)		0		0
Ending balance		385		360		350
ALLL
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		4,377		4,435		5,835
Charge-Offs		(1,920)		(1,169)		(1,059)
Recoveries		325		346		362
Provision for credit losses		2,088		765		(709)
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	(72)		0		6
Ending balance		4,798		4,377		4,435
RUFC
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		272		260		364
Charge-Offs		0		0		0
Recoveries		0		0		0
Provision for credit losses		21		12		(104)
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	2		0		0
Ending balance		295		272		260
ACL
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		4,649		4,695		6,199
Charge-Offs		(1,920)		(1,169)		(1,059)
Recoveries		325		346		362
Provision for credit losses		2,109		777		(813)
Allowance for Loan and Lease Losses, Adjustments, Other	[1]	(70)		0		6
Ending balance		$ 5,093		$ 4,649		$ 4,695

[1]	Includes the amounts for the ALLL for PCD acquisitions, the impact of adopting the Troubled Debt Restructurings and Vintage Disclosures accounting standard, and other activity.
[2]	Truist sold its student loan portfolio at the end of the second quarter of 2023. Charge-offs include $98 million related to the sale.